RELATED PARTY TRANSACTIONS - Advances from Related Parties (Details) - USD ($)					3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 09, 2024	Jun. 30, 2024	May 09, 2024	Feb. 09, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Advances from related parties							$ 1,968,116	$ 3,104,097	$ 319,166
Proceeds from related party									480,000
Related party loan					$ 352,981	$ 1,052,300	$ 1,948,950	$ 2,855,431	$ 319,166
Number of shares issued for settlement				2,000,000
Liabilities settled				$ 4,636,397
Receivables settled				58,828
Deemed dividend to the related party				15,422,431
AtlasFintech Holdings Corp
RELATED PARTY TRANSACTIONS
Business combination expense		$ 803,860		$ 803,860
Shares issued as settlement in related party payable	2,788,276
Quantum Ventures LLC
RELATED PARTY TRANSACTIONS
Shares transferred			56,073
Pay of interest on debt			$ 47,750
Interest rate (in percent)			13.00%
Accrued amount			$ 55,087